Income taxes	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes

11. Income taxes

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows:

	Year ended March 31,
	2016	2015	2014
(Loss) income before income taxes
Domestic	$(51,981)	$17,435	$30,594
Foreign	7,115	19,546	(9,530)

	$(44,866)	$36,981	$21,064
Combined tax rate	26.50%	25.00%	25.00%

Expected income tax (recovery) expense	$(11,889)	$9,245	$5,266
Adjustments
Non-deductible, non-taxable items	(1,502)	3,684	1,768
Tax rate variance	(853)	1,646	1,000
Change in valuation allowance	27,483	1,446	(2,807)
Investment tax credits	2,398	(2,618)	(5,176)
Other	400	(550)	469

Income tax expense	$16,037	$12,853	$520

The components of the deferred income tax assets and liabilities were as follows:

	March 31, 2016	March 31, 2015
Deferred income tax assets
Inventory	$—	$146
Non-capital losses	12,099	1,953
Foreign non-capital losses	5,529	5,691
Property, plant and equipment	2,061	1,399
Allowance for bad debts	433	135
Deferred revenue	10,780	6,765
Capital lease obligation	1,324	818
Accrued restructuring	67	269
Warranty	3,453	4,933
Deferred financing fees	524	256
Long-term debt	2,585	2,090
Intangible assets	123	88
Other	412	503

Total deferred income tax assets	39,390	25,046
Deferred income tax liabilities
Inventory	26	—
Investment tax credits	939	651

Total deferred income tax liabilities	965	651

Net deferred income tax assets before valuation allowance	38,425	24,395
Valuation allowance	35,522	8,039

Net deferred income tax assets after valuation allowance	$2,903	$16,356

Deferred income tax asset	$3,150	$16,356
Deferred income tax liability	247	—

	$2,903	$16,356

The Company had consolidated non-capital losses for income tax purposes of $64,523 at March 31, 2016 (Canada – $44,794, New Zealand – $19,598, Other – $131) (March 31, 2015 – $28,182 (Canada – $7,873, New Zealand – $20,168, Other – $141)) which will expire at various times through 2036.

The Company had consolidated investment tax credit carryforwards for income tax purposes of $2,570 (March 31, 2015 – $2,605) that will expire at various times through 2036.

The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more-likely-than-not that some or all of the deferred tax assets will be realized. In evaluating the need for a valuation allowance, the Company assessed the impact of the fiscal 2016 financial performance together with the uncertainty surrounding the timing of a return in generating taxable income in Canada. As a result, the Company recorded a $27,483 valuation allowance during fiscal 2016 against its Canadian and international deferred tax assets to the extent that they are not expected to be realized through the reversal of taxable temporary differences and loss carrybacks. This accounting treatment has no effect on the Company’s actual ability to utilize the deferred tax assets to reduce future cash tax payments. The Company will continue to assess the likelihood that the deferred tax assets will be realizable at each reporting period and the valuation allowance will be adjusted accordingly.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada, its U.S. subsidiaries file federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company and its subsidiaries are generally no longer subject to income tax examinations by tax authorities for years before March 31, 2008. Tax authorities in various jurisdictions are conducting examinations of local tax returns for various taxation years ending after March 31, 2008. Notwithstanding management’s belief in the merit of the Company’s tax filing position, it is possible that the final outcome of any audits by taxation authorities may differ from estimates and assumptions used in determining the Company’s consolidated tax provision and accruals, which could result in a material effect on the consolidated income tax provision and the net income (loss) for the period in which such determinations are made.

Notwithstanding management’s belief in the merit of the Company’s tax filing positions, it is reasonably possible that the Company’s unrecognized tax benefits, if any, could significantly increase or decrease within the next twelve months, although this change is not likely to have a material impact on the Company’s effective tax rate. Future changes in management’s assessment of the sustainability of tax filing positions may impact the Company’s income tax liability.